21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Fair Value Assets On Recurring Basis

Assets measured at fair value on a recurring basis and reflected in the consolidated balance sheets at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2012	Level 1	Level 2	Total
Assets: (market approach)
U.S. GSE debt securities	$ 0	$33,785,469	$33,785,469
U.S. Government securities	7,100,590	0	7,100,590

December 31, 2011
Assets: (market approach)
U.S. GSE debt securities	$ 0	$60,963,239	$60,963,239
U.S. Government securities	5,043,555	0	5,043,555
U.S. GSE preferred stock	92,123	0	92,123

Schedule of Fair Value Assets Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis and reflected in the balance sheet at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2012	Level 2
Assets: (market approach)
Mortgage servicing rights	$1,009,623
Impaired loans, net of related allowance	737,274
OREO	1,074,705

December 31, 2011
Assets: (market approach)
Mortgage servicing rights	$1,167,808
Impaired loans, net of related allowance	3,463,540
OREO	90,000

Schedule Of Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

December 31, 2012	Carrying	Fair	Fair	Fair	Fair
	Amount	Value	Value	Value	Value
	(Dollars in Thousands)
Financial assets:		Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$ 29,882	$29,882	$ 0	$ 0	$ 29,882
Securities held-to-maturity	41,866	0	42,291	0	42,291
Securities available-for-sale	40,886	7,101	33,785	0	40,886
Restricted equity securities	4,021	0	4,021	0	4,021
Loans and loans held-for-sale
Commercial & industrial	49,284	0	0	49,876	49,876
Commercial real estate	139,808	0	0	140,938	140,938
Residential real estate - 1st lien	171,115	0	0	177,201	177,201
Residential real estate - Jr lien	47,029	0	0	47,794	47,794
Consumer	10,642	0	0	11,079	11,079
Mortgage servicing rights	1,010	0	1,010	0	1,010
Accrued interest receivable	1,751	0	1,751	0	1,751

Financial liabilities:
Deposits
Other deposits	460,939	0	463,168	0	463,168
Brokered deposits	14,558	0	14,559	0	14,559
Federal funds purchased and other borrowed funds	6,000	0	6,004	0	6,004
Repurchase agreements	34,150	0	34,150	0	34,150
Capital lease obligations	775	0	775	0	775
Subordinated debentures	12,887	0	13,158	0	13,158
Accrued interest payable	93	0	93	0	93

December 31, 2011	Carrying	Fair
	Amount	Value
	(Dollars in Thousands)

Financial assets:
Cash and cash equivalents	$ 23,465	$ 23,465
Securities held-to-maturity	29,702	30,289
Securities available-for-sale	66,099	66,099
Restricted equity securities	4,309	4,309
Loans and loans held-for-sale, net	384,793	395,386
Mortgage servicing rights	1,097	1,168
Accrued interest receivable	1,701	1,701

Financial liabilities:
Deposits	454,393	457,347
Federal funds purchased and other borrowed funds	18,010	18,404
Repurchase agreements	21,645	21,645
Capital lease obligations	833	833
Subordinated debentures	12,887	11,691
Accrued interest payable	150	150